Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (4,676)	$ 0
Derivative Liability, Noncurrent	(4,544)	0
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(4,676)	0
Derivative Liability, Noncurrent	$ (4,544)	$ 0